Schedule H, Line 4a - Schedule of Delinquent Participant Contribution	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a - Schedule of Delinquent Participant Contribution
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
For the year ended December 31, 2025

Participant contributions transferred late to Plan	Total that constitute nonexempt prohibited transactions			Total fully corrected under VFCP and PTE 2002-51
Check here if late participant loan repayments are included	Contributions not corrected	Contributions corrected outside VFCP(a)	Contributions pending correction in VFCP
$4,778 for the 2024 Plan year	$-	$4,778	$-	$-

(a) During 2025, management identified late remittances of $4,778 for Plan year 2024. $4,778 was remitted to the Plan in 2025 along with lost earnings.

See accompanying Report of Independent Registered Public Accounting Firm.